Related Party Transactions - Summary of Expenses Charged by Our Parent (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Interest expense	$ 1,831	$ 2,011	$ 10,786
Cost of sales [Member]
Related Party Transaction [Line Items]
Royalty expense	3,374	4,335	3,015
Interest expense [Member]
Related Party Transaction [Line Items]
Interest expense	1,780	2,010	3,106
General and administrative expense [Member]
Related Party Transaction [Line Items]
Rent expense	1,251	1,397	1,461
Other expenses	$ 225	$ 206	$ 155